Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	R$ 217,441	R$ 213,984	R$ 130,355
Of which:
Santander Leasing S.A. Arrendamento Mercantil	25	48	41
Santander Brasil Advisory Services S.A	0	0	34
Getnet S.A.	55,518	48,842	27,209
Olé Consignado S.A.	138,527	53,286	5,432
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	0	92,365	98,717
BW Guirapá S.A.	0	(776)	(2,957)
Banco PSA Finance Brasil S.A.	17,914	19,884	1,879
Santander FI SBAC	4,141	0	0
Rojo Entretenimento S.A.	166	0	0
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	R$ 1,150	R$ 335	R$ 0